Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Jointly Owned Utility Plant Interests [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 0.0	$ 10.6	$ 10.6	$ 0.1	$ 0.2
Fixed-asset impairment (Note 14)	$ 0.0	$ 2.8	2.8	0.0	23.9
Estimated costs of removal			$ 139.1	$ 132.8	$ 126.5